Loss Per Share - Schedule of Calculation of Basic and Diluted Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Basic and diluted:
Net Loss attributable to equity holders of the Company	$ 20,533	$ 298	$ 51,940	$ 9,914
Dividend accumulated on preferred shares during the period				825
Net Loss attributable to equity holders of the Company, after reducing dividend accumulated on preferred shares	$ 20,533	$ 298	$ 51,940	$ 10,739
Weighted average number of ordinary shares outstanding used in computing basic and diluted net loss per ordinary share	16,092,583	13,051,117	15,721,445	8,223,124
Basic and diluted net loss per ordinary share	$ 1.28	$ 0.02	$ 3.30	$ 1.31